Freedom Day Dividend ETF
Schedule of Investments
December 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 4.3%
5,226	L3Harris Technologies, Inc.	$1,088,105
2,702	Lockheed Martin Corp.	1,314,496
		2,402,601
Asset Management & Custody Banks - 3.0%
1,328	BlackRock, Inc.	941,061
6,963	T. Rowe Price Group, Inc.	759,385
		1,700,446
Biotechnology - 4.5%
8,207	AbbVie, Inc.	1,326,333
4,517	Amgen, Inc.	1,186,345
		2,512,678
Broadcasting - 2.0%
6,274	Nexstar Media Group, Inc.	1,098,138

Building Products - 1.5%
20,902	Carrier Global Corp.	862,207

Commodity Chemicals - 1.6%
10,928	LyondellBasell Industries N.V. - Class A ADR (a)	907,352

Computer & Electronics Retail - 1.7%
12,071	Best Buy Co., Inc.	968,215

Copper - 2.3%
33,227	Freeport-McMoRan, Inc.	1,262,626

Data Processing & Outsourced Services - 1.9%
4,543	Automatic Data Processing, Inc.	1,085,141

Diversified Banks - 1.9%
16,431	Toronto-Dominion Bank ADR (a)	1,064,072

Food Retail - 1.9%
23,600	Kroger Co.	1,052,088

General Merchandise Stores - 1.4%
5,202	Target Corp.	775,306

Health Care Services - 4.5%
3,915	Cigna Corp.	1,297,196
7,779	Quest Diagnostics, Inc.	1,216,947
		2,514,143
Home Improvement Retail - 3.9%
3,865	Home Depot, Inc.	1,220,799
4,894	Lowe's Cos., Inc.	975,081
		2,195,880

Freedom Day Dividend ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
Homefurnishing Retail - 1.6%
7,794	Williams-Sonoma, Inc.	$895,686

Household Appliances - 1.4%
5,606	Whirlpool Corp.	793,025

Household Products - 2.0%
7,530	Procter & Gamble Co.	1,141,247

Interactive Home Entertainment - 1.9%
102,128	Nintendo Co., Ltd. ADR (a)	1,064,174

Investment Banking & Brokerage - 1.9%
12,689	Morgan Stanley	1,078,819

Leisure Products - 1.1%
12,419	Sturm Ruger & Co., Inc.	628,650

Life & Health Insurance - 0.1%
1,482	F&G Annuities & Life, Inc.	29,655

Managed Health Care - 2.2%
2,341	UnitedHealth Group, Inc.	1,241,151

Oil & Gas Exploration & Production - 9.5%
19,793	Canadian Natural Resources Ltd. ADR (a)	1,099,105
9,294	ConocoPhillips	1,096,692
15,814	EOG Resources, Inc.	2,048,229
4,792	Pioneer Natural Resources Co.	1,094,445
		5,338,471
Oil & Gas Storage & Transportation - 4.2%
46,583	Enterprise Products Partners LP	1,123,582
36,485	Williams Cos., Inc.	1,200,356
		2,323,938
Packaged Foods & Meats - 2.1%
17,901	Mondelez International, Inc. - Class A	1,193,102

Pharmaceuticals - 10.0%
15,403	Bristol-Myers Squibb Co.	1,108,246
6,196	Eli Lilly & Co.	2,266,745
6,534	Johnson & Johnson	1,154,231
21,295	Pfizer, Inc.	1,091,156
		5,620,378
Property & Casualty Insurance - 4.1%
21,883	Fidelity National Financial, Inc.	823,238
11,400	Progressive Corp.	1,478,694
		2,301,932

Freedom Day Dividend ETF
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Shares		Value
Semiconductors - 5.6%
2,067	Broadcom, Inc.	$1,155,722
7,772	Qualcomm, Inc.	854,454
6,712	Texas Instruments, Inc.	1,108,957
		3,119,133
Soft Drinks - 2.6%
8,017	PepsiCo, Inc.	1,448,351

Specialty Stores - 3.6%
7,687	Dick's Sporting Goods, Inc.	924,669
4,917	Tractor Supply Co.	1,106,177
		2,030,846
Technology Hardware, Storage & Peripherals - 1.6%
34,182	HP, Inc.	918,470

Thrifts & Mortgage Finance - 2.0%
9,769	Federal Agricultural Mortgage Corp. - Class C	1,101,064

Tobacco - 2.1%
11,389	Philip Morris International, Inc.	1,152,681
	TOTAL COMMON STOCKS (Cost $51,670,773)	53,821,666

REAL ESTATE INVESMENT TRUSTS - 3.5%
Diversified REITs - 1.3%
42,022	CTO Realty Growth, Inc.	768,162

Retail REITs - 2.2%
27,212	National Retail Properties, Inc.	1,245,221
	TOTAL REAL ESTATE INVESMENT TRUSTS (Cost $2,079,976)	2,013,383

MONEY MARKET FUNDS - 0.7%
371,173	First American Government Obligations Fund - Class X, 4.08% (b)	371,173
	TOTAL MONEY MARKET FUNDS (Cost $371,173)	371,173

	TOTAL INVESTMENTS (Cost $54,121,922) - 100.4%	56,206,222
	Other Liabilities in Excess of Assets - (0.4%)	(237,334)
	TOTAL NET ASSETS - 100.0%	$55,968,888

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Foreign issued security.
(b) Rate shown is the 7-day effective yield.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Freedom Day Dividend ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Freedom Day Dividend ETF

The following is a summary of the fair value classification of the Fund’s investments as of December 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom Day Dividend ETF
Assets*
Common Stocks	$53,821,666	$-	$-	$53,821,666
Real Estate Investment Trusts	2,013,383	-	-	2,013,383
Money Market Funds	371,173	-	-	371,173
Total Investments in Securities	$56,206,222	$-	$-	$56,206,222

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended December 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.